ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8— ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	March 31, 2023	December 31, 2022
Advance from customers	$525,782	$397,886
Accrued payroll and employee benefits	89,054	89,359
Accrued interest expenses	148,592	122,135

Accrued underwriter fees (i)	1,200,000	-
Other tax payables (ii)	-	261
Other payable to a former shareholder (iii)	-	191,180
Others (iv)	161,329	153,803
Accrued expenses and other current liabilities	$2,124,757	$944,624

(i)	On March 18, 2023, the Company entered into a private placement consent agreement with Craft and Lafferty related to the private placement consummated on January 19, 2023 (see Note 10) on the fees of US$1.2 million, payable to Craft and Lafferty only on the completion of the underwriting offering.

(ii)	Other tax payables are mainly value added tax payable.

(iii)	Other payable to a former shareholder was paid in March 2023.

(iv)	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.

NOTE 8— ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2022	December 31, 2021
Advance from customers	$397,886	$59,111
Accrued payroll and employee benefits	89,359	99,342
Accrued interest expenses	122,135	20,795
Other tax payables (i)	261	-
Other payable to a former shareholder (ii)	191,180	-
Others (iii)	153,803	131,159
Accrued expenses and other current liabilities	$944,624	$310,407

(i)	Other tax payables are mainly value added tax payable.

(ii)	Other payable to a former shareholder was paid in March, 2023.

(iii)	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.